Note 4 Loan Payable - Related Parties (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Details
Proceeds from Related Party Debt	$ 2,631
Proceeds from Noncontrolling Interests	4,000
Loan payable to related parties	$ 7,236	$ 605